Vessels, Drilling Units, Machinery and Equipment - Additional information (Details) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 18, 2014 USD ($)	May. 06, 2015 USD ($)	Jul. 08, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 30, 2016 USD ($)	Mar. 24, 2016 USD ($)	Nov. 02, 2015 USD ($)	Sep. 09, 2015 USD ($)	Apr. 30, 2015 USD ($)	Mar. 30, 2015 USD ($)
Proceeds from sale of vessels - Upfront 20% receipt					$ 673,850	$ 0	$ 0
Carrying amount					96,428	2,141,617
Impairment loss and loss from sale of vessels and vessel owning companies					(1,057,116)	(38,148)	$ (43,490)
Additional Charges
Impairment loss and loss from sale of vessels and vessel owning companies					$ (113,019)
Subsequent Event | Secured Credit Facility at February 14, 2012
Cash prepayment								$ 15,000
Sales Agreements
Number Of Vessel Owning Companies					14
Raiatea (ex. Conches) second hand Capesize vessel
Price per vessel		$ 53,000
Delivery Date					April 24, 2014
Vilamoura, Lipari, Petalidi and Bordeira
Number of vessels					4
Vessels total sale price													$ 245,000
Vilamoura, Lipari, Petalidi and Bordeira | Ten Memoranda of Agreements
Number of vessels					4
Proceeds from sale of vessels - Upfront 20% receipt			$ 49,000
Belmar, Calida, Alicante, Mareta, Saga and Daytona
Number of vessels					6
Vessels total sale price													$ 291,000
Belmar, Calida, Alicante, Mareta, Saga and Daytona | Ten Memoranda of Agreements
Number of vessels					6
Proceeds from sale of vessels - Upfront 20% receipt				$ 58,200
Vilamoura, Lipari, Petalidi, Bordeira, Belmar, Calida, Alicante, Mareta, Saga and Daytona
Number of vessels					10
Impairment loss and loss from sale of vessels and vessel owning companies					$ (56,631)
Vilamoura, Lipari, Petalidi, Bordeira, Belmar, Calida, Alicante, Mareta, Saga and Daytona | Ten Memoranda of Agreements
Number of vessels					10
Vessels total sale price												$ 536,000
Petalidi Suezmax tanker
Delivery Date					May 31, 2012
Disposal Date					Jul. 16, 2015
Bordeira Suezmax tanker
Delivery Date					January 31, 2013
Disposal Date					Jul. 21, 2015
Lipari Suezmax tanker
Delivery Date					April 25, 2012
Disposal Date					Jul. 24, 2015
Belmar Aframax tanker
Delivery Date					October 7, 2011
Disposal Date					Jul. 27, 2015
Saga Aframax tanker
Delivery Date					January 18, 2011
Disposal Date					Aug. 06, 2015
Mareta Aframax tanker
Delivery Date					January 15, 2013
Disposal Date					Aug. 07, 2015
Vilamoura Suezmax tanker
Delivery Date					March 23, 2011
Disposal Date					Aug. 19, 2015
Calida Aframax tanker
Delivery Date					January 3, 2012
Disposal Date					Aug. 25, 2015
Daytona Aframax tanker
Delivery Date					April 29, 2011
Disposal Date					Sep. 10, 2015
Alicante Tanker
Delivery Date					January 8, 2013
Disposal Date					Oct. 29, 2015
Capesize | Sales Agreements
Number of vessels					10
Panamax carriers | Sales Agreements
Number of vessels					4
Capesize bulk carriers | Sales Agreements
Number of vessels					3
10 Capesize bulk carriers, 4 Panamax bulk carriers and 3 Capesize bulk carriers
Number of vessels					17
Vessels total sale price											$ 377,000
Line Of Credit											$ 236,716
Rangiroa Capesize bulk carrier
Delivery Date					June 18, 2013
Negonego Capesize bulk carrier
Delivery Date					May 23, 2013
Mystic Capesize bulk carrier
Disposal Date					Sep. 17, 2015
Raiatea, Robusto, Cohiba, Montecristo, Flecha, Partagas, Woolloomooloo, Saldanha, Topeka and Helena
Number of vessels					10
Disposal Date					Oct. 13, 2015
Capri Capesize bulk carrier
Disposal Date					Sep. 22, 2015
Manasota Capesize bulk carrier
Disposal Date					Oct. 01, 2015
Alameda Capesize bulk carrier
Disposal Date					Dec. 11, 2015
14 Vessels
Impairment loss and loss from sale of vessels and vessel owning companies					$ (338,347)
Rangiroa, Negonego and Fakarava
Number of vessels					3
Impairment loss and loss from sale of vessels and vessel owning companies					$ (36,743)
Rangiroa, Negonego and Fakarava | Subsequent Event
Disposal Date	Mar. 31, 2016
Vessels total sale price									$ 70,000
Debt assumed									$ 102,070
One Vessel
Carrying amount					95,937	48,648
Impairment loss and loss from sale of vessels and vessel owning companies					$ (83,937)	$ (38,148)
20 Panamax and 2 Supramax bulk carriers
Number of vessels					22
Impairment loss and loss from sale of vessels and vessel owning companies					$ (422,404)
Byron and Galveston Supramax Vessels
Vessels total sale price										$ 12,300
Impairment loss and loss from sale of vessels and vessel owning companies					$ (6,035)
Byron Supramax Vessel
Disposal Date					Nov. 25, 2015
Galveston Supramax Vessel
Disposal Date					Nov. 30, 2015